UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22380

Investment Company Act File Number

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Bond and Option Strategies Fund

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 92.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.4%
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/25	$1,000	$1,185,470
Vermont Municipal Bond Bank, 5.00%, 12/1/19	705	743,881
Vermont Municipal Bond Bank, 5.00%, 12/1/22	435	491,550

		$2,420,901

Education — 7.5%
Connecticut State Health and Educational Facility Authority, (Yale University), 5.00% to 2/1/23 (Put Date), 7/1/57	$5,000	$5,667,200
New York Dormitory Authority, (School Districts), 5.00%, 10/1/25	1,000	1,179,620
Southwest Higher Education Authority, TX, (Southern Methodist University), 5.00%, 10/1/21	425	467,526
University of North Texas, 5.00%, 4/15/18	290	290,336

		$7,604,682

Electric Utilities — 0.7%
San Antonio, TX, Electric and Gas Systems Revenue, 5.00%, 2/1/22	$600	$666,930

		$666,930

Escrowed/Prerefunded — 2.7%
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/44	$9,500	$2,758,515

		$2,758,515

General Obligations — 48.7%
Arkansas, 5.00%, 6/15/21	$5,000	$5,490,300
Beaufort County School District, SC, 5.00%, 3/1/19(1)	5,370	5,536,900
Bergen County, NJ, 3.00%, 11/1/24	2,575	2,689,227
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/23	2,000	1,746,100
Florida Board of Education, 5.00%, 6/1/22	3,050	3,262,615
Holden, MA, 5.00%, 6/15/21	625	685,475
Irving, TX, 4.00%, 9/15/26	1,190	1,325,196
Judson Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/25	1,870	2,180,850
King County, WA, 5.00%, 1/1/27	1,000	1,114,130
Liberty Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/21	315	294,717
Maryland, 5.00%, 3/1/22	2,000	2,229,400
Massachusetts, 5.00%, 7/1/23(1)	2,000	2,285,480
Minnesota, 5.00%, 8/1/23	500	572,985
Mississippi, 5.00%, 10/1/25	1,735	2,044,038
Montgomery County, MD, 5.00%, 11/1/26	2,000	2,322,560
New York, 5.00%, 2/15/27	1,000	1,217,220
North Carolina, 5.00%, 6/1/24	4,000	4,664,480
North Ridgeville City School District, OH, 0.00%, 12/1/23	530	461,233
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	365	425,491
Texas, (Texas Water Development Board), 5.00%, 8/1/23	1,135	1,298,826

Security	Principal Amount (000’s omitted)	Value
Victor Valley Union High School District, CA, (Election of 2008), Prerefunded to 8/1/23, 0.00%, 8/1/48	$7,310	$1,551,913
Washington, 5.00%, 8/1/25	3,000	3,525,570
Wisconsin, 5.00%, 5/1/20(1)	2,255	2,405,296

		$49,330,002

Hospital — 6.7%
Allen County, OH, Hospital Facilities, (Catholic Healthcare Partners), 5.00%, 9/1/20(1)	$5,000	$5,363,500
Massachusetts Development Finance Agency, (Partners HealthCare System), 2.08%, (SIFMA + 0.50%), 1/26/23 (Put Date), 7/1/38(2)	1,000	1,002,850
Middlesex County, NJ, 2.00%, 6/1/21	380	382,553

		$6,748,903

Lease Revenue/Certificates of Participation — 2.3%
Cabarrus County Limited Obligation Bonds, NC, 5.00%, 6/1/25	$545	$637,312
Virginia College Building Authority, (21st Century College and Equipment Programs), 5.00%, 2/1/24	1,500	1,726,725

		$2,364,037

Other Revenue — 2.3%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2011 A-3, 1.774%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(2)	$1,300	$1,303,224
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2011 A-4, 1.774%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(2)	1,000	1,002,480

		$2,305,704

Transportation — 12.4%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.736%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(2)	$2,500	$2,518,250
New York State Thruway Authority, 5.00%, 4/1/18(1)	10,000	10,000,000

		$12,518,250

Water and Sewer — 6.6%
California Department of Water Resources, (Central Valley Project), 1.80%, (SIFMA+ 0.22%), 12/1/20 (Put Date), 12/1/35(2)	$2,275	$2,275,478
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/21	1,415	1,556,245
Washington Suburban Sanitary District, MD, 4.00%, 6/1/25	2,550	2,838,201

		$6,669,924

Total Tax-Exempt Municipal Securities — 92.3% (identified cost $93,384,027)		$93,387,848

Taxable Municipal Securities — 6.5%

Security	Principal Amount (000’s omitted)	Value
Education — 1.6%
University of North Carolina at Chapel Hill, 2.098%, 12/1/19	$1,135	$1,131,992
University of North Carolina at Chapel Hill, 2.355%, 12/1/20	500	496,540

		$1,628,532

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 4.9%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2.86%, 8/1/25	$5,000	$4,896,050

		$4,896,050

Total Taxable Municipal Securities — 6.5% (identified cost $6,635,000)		$6,524,582

Short-Term Investments — 1.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(3)	1,633,750	$1,633,424

Total Short-Term Investments — 1.6% (identified cost $1,633,587)		$1,633,424

Total Purchased Options — 0.5% (identified cost $440,776)		$519,305

Total Investments — 100.9% (identified cost $102,093,390)		$102,065,159

Total Written Options — (1.9)% (premiums received $1,766,939)		$(1,893,585)

Other Assets, Less Liabilities — 1.0%		$1,012,197

Net Assets — 100.0%		$101,183,771

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	18.3%
Texas	11.3%
Others, representing less than 10% individually	70.8%

Purchased Call Options — 0.2%

Exchange-Traded Options — 0.2%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	63	$16,637,481	$2,900	4/2/18	$31,500
S&P 500 Index	63	16,637,481	2,900	4/4/18	31,500
S&P 500 Index	61	16,109,307	2,975	4/6/18	30,500
S&P 500 Index	60	15,845,220	2,975	4/9/18	30,000
S&P 500 Index	59	15,581,133	2,950	4/11/18	29,500
S&P 500 Index	61	16,109,307	2,950	4/13/18	30,500

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	62	$16,373,394	$2,910	4/16/18	$1,085
S&P 500 Index	62	16,373,394	2,920	4/18/18	1,395
S&P 500 Index	56	14,788,872	2,860	4/20/18	3,920
S&P 500 Index	55	14,524,785	2,830	4/23/18	9,075
S&P 500 Index	50	13,204,350	2,830	4/25/18	9,625
S&P 500 Index	60	15,845,220	2,840	4/27/18	11,250

Total					$219,850

Purchased Put Options — 0.3%

Exchange-Traded Options — 0.3%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	63	$16,637,481	$2,420	4/2/18	$31,500
S&P 500 Index	63	16,637,481	2,425	4/4/18	3,465
S&P 500 Index	61	16,109,307	2,520	4/6/18	21,045
S&P 500 Index	60	15,845,220	2,525	4/9/18	32,700
S&P 500 Index	59	15,581,133	2,500	4/11/18	33,335
S&P 500 Index	61	16,109,307	2,500	4/13/18	45,445
S&P 500 Index	62	16,373,394	2,440	4/16/18	28,210
S&P 500 Index	62	16,373,394	2,440	4/18/18	34,720
S&P 500 Index	56	14,788,872	2,350	4/20/18	17,360
S&P 500 Index	55	14,524,785	2,300	4/23/18	13,475
S&P 500 Index	50	13,204,350	2,300	4/25/18	14,500
S&P 500 Index	60	15,845,220	2,325	4/27/18	23,700

Total					$299,455

Written Call Options — (0.5)%

Exchange-Traded Options — (0.5)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	63	$16,637,481	$2,765	4/2/18	$(31,500)
S&P 500 Index	63	16,637,481	2,780	4/4/18	(31,500)
S&P 500 Index	61	16,109,307	2,840	4/6/18	(762)
S&P 500 Index	60	15,845,220	2,840	4/9/18	(30,000)
S&P 500 Index	59	15,581,133	2,825	4/11/18	(2,212)
S&P 500 Index	61	16,109,307	2,815	4/13/18	(5,033)
S&P 500 Index	62	16,373,394	2,780	4/16/18	(15,035)
S&P 500 Index	62	16,373,394	2,785	4/18/18	(17,980)
S&P 500 Index	56	14,788,872	2,730	4/20/18	(60,760)
S&P 500 Index	55	14,524,785	2,700	4/23/18	(111,375)
S&P 500 Index	50	13,204,350	2,700	4/25/18	(108,750)
S&P 500 Index	60	15,845,220	2,710	4/27/18	(120,900)

Total					$(535,807)

Written Put Options — (1.4)%

Exchange-Traded Options — (1.4)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	63	$16,637,481	$2,555	4/2/18	$(2,678)
S&P 500 Index	63	16,637,481	2,560	4/4/18	(22,680)
S&P 500 Index	61	16,109,307	2,655	4/6/18	(220,820)
S&P 500 Index	60	15,845,220	2,660	4/9/18	(250,200)
S&P 500 Index	59	15,581,133	2,635	4/11/18	(197,060)
S&P 500 Index	61	16,109,307	2,635	4/13/18	(222,345)
S&P 500 Index	62	16,373,394	2,575	4/16/18	(121,210)
S&P 500 Index	62	16,373,394	2,575	4/18/18	(137,020)
S&P 500 Index	56	14,788,872	2,480	4/20/18	(51,240)
S&P 500 Index	55	14,524,785	2,425	4/23/18	(34,375)
S&P 500 Index	50	13,204,350	2,430	4/25/18	(37,250)
S&P 500 Index	60	15,845,220	2,455	4/27/18	(60,900)

Total					$(1,357,778)

(1)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $4,834.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

USD	-	United States Dollar

At March 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting its maximum option loss potential. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at March 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$519,305	$—
Written options	—	(1,893,585)

Total	$519,305	$(1,893,585)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$93,387,848	$—	$93,387,848
Taxable Municipal Securities	—	6,524,582	—	6,524,582
Short-Term Investments	—	1,633,424	—	1,633,424
Purchased Call Options	219,850	—	—	219,850
Purchased Put Options	299,455	—	—	299,455
Total Investments	$519,305	$101,545,854	$—	$102,065,159

Liability Description
Written Call Options	$(535,807)	$—	$—	$(535,807)
Written Put Options	(1,357,778)	—	—	(1,357,778)
Total	$(1,893,585)	$—	$—	$(1,893,585)

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018